Note 14 - Preferred Shares (Details Textual) - USD ($)						7 Months Ended	12 Months Ended			24 Months Ended
	Jan. 29, 2023	Jan. 30, 2021	Jun. 19, 2019	Jan. 29, 2019	Jan. 27, 2014	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 28, 2023	Jan. 29, 2021	May 30, 2018
Preferred Stock, Shares Authorized (in shares)								20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.01
Payments for Repurchase of Redeemable Preferred Stock								$ 4,300,000
Preferred Deemed Dividend								185,665
Dividends, Paid-in-kind, Total						$ 565,229	1,219,048	78,642	565,229
Dividends, Preferred Stock, Total							1,573,874	1,748,981	565,229
Payments of Ordinary Dividends, Preferred Stock and Preference Stock							713,552	1,311,612
Preferred Stock, Redemption Amount							16,606
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock					$ 29,000,000
Preferred Stock, Redemption Price Per Share (in dollars per share)					$ 1,000
Preferred Stock, Shares Issued, Total (in shares)												19,042
Preferred Stock, Dividend Rate, Percentage			9.25%	40.00%
Preferred Stock Convertible Initial Conversion Price (in dollars per share)				$ 31.64
Payments for Repurchase of Redeemable Preferred Stock			$ 4,300,000
Preferred Deemed Dividend								185,665
Dividends, Paid-in-kind, Total							1,219,048	78,642	$ 565,229
Dividends, Preferred Stock, Total							1,573,874	1,748,981
Payments of Ordinary Dividends, Preferred Stock and Preference Stock								1,311,612
Dividends Payable								$ 358,726
Dividends, Preferred Stock, Cash							354,826
Preferred Stock, Redemption Amount							$ 16,605,048
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%	14.00%								8.00%	12.00%
Series B Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Dividend Rate, Percentage				5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					25,000
Preferred Friends Investment Company, Inc [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					5,700